Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 268,395	$ 102,481	$ 154,173	$ 159,639
Accounts receivable and prepaid expenses	20,676	26,550
Advances to affiliates	15,568	13,026
Total assets	4,326,495	4,052,980
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,813,347	3,550,396
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 208,509	$ 360,527